Investment Objectives and Goals	Dec. 29, 2025
OneAscent Large Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The OneAscent Large Cap Core ETF (the “Fund”) seeks to closely replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process.

OneAscent Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The OneAscent Core Plus Bond ETF (the “Fund”) seeks total return, with an emphasis on income as the source of that total return, while giving special consideration to certain Values-Based Screening and Impact criteria.

OneAscent International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION- ONEASCENT INTERNATIONAL EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The OneAscent International Equity ETF (the “Fund” or the “International Equity Fund”) seeks to achieve long-term capital appreciation.
OneAscent Emerging Markets ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION- ONEASCENT EMERGING MARKETS ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The OneAscent Emerging Markets ETF (the “Fund” or the “Emerging Markets Fund”) seeks to achieve long-term capital appreciation.